Earnings Per Common Share (Q2)	6 Months Ended
Jun. 30, 2020
Earnings Per Common Share [Abstract]
Earnings Per Common Share
(4)  Earnings per Common Share

We report basic earnings per common share, which exclude the effect of potentially dilutive securities, and diluted earnings per common share which include the effect of all potentially dilutive securities unless their impact is anti-dilutive. The following are reconciliations of the numerators and denominators of our basic and diluted earnings per share (in thousands except for share and per share amounts):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Income (numerator):
Net income (loss)	$(554)	$9	$(1,081)	$(87)
Weighted average shares (denominator):
Weighted average shares – basic	10,673,458	10,648,663	10,669,794	10,646,442
Dilution effect of share-based compensation, treasury method	—	—	—	—
Weighted average shares – dilutive	10,673,458	10,648,663	10,669,794	10,646,442
Income (loss) per share:
Basic and fully diluted	$(0.05)	$0.00	$(0.10)	$(0.01)

Options issued to the Company’s directors in which the exercise price was higher than the average market price each quarter were excluded from diluted shares as they would have been anti-dilutive.  In addition, the shares that would be issued to employees and Company directors if the thirty day trailing average of WTI postings as published by the U.S. Energy Information Administration meets or exceeds $85 per barrel have also been excluded from this calculation.  (See Note (10) Commitments and Contingencies)